Other Income, Net - Schedule of Summary of Other income / (expense), Net (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Other Income and Expenses [Abstract]
Foreign exchange (loss) / gain		$ (642)	$ 1,667
Fair value loss on contingent consideration		(253)	(6,821)
Fair value loss on derivative instruments	[1]	(3,432)	0
Fair value (loss) / gain on warrant liability	[2]	(1,913)	7,282
Gain on debt repurchases	[3]	4,340	0
Other, net	[4]	4,447	1,350
Other income, net		$ 2,547	$ 3,478

[1]	In the prior year, the Company entered into a new derivative financial instrument arrangement to mitigate interest risk on its variable-rate debt.
[2]	This fair value gain relates to the remeasurement of the warrant liabilities from the closing date of the prior year Transaction to the balance sheet date (See Note 11).
[3]	Relates to gain on repurchases of the Company's debt (See Note 7).
[4]	Mainly relates to proceeds on derivatives and release of certain provisions, offset by certain banking fees.